Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Summary of Debt Securities

	December 31, 2024	December 31, 2023
Government securities	2,262,027,285	1,136,448,130
Financial assets pledged as collateral (1)	125,000,331	380,367,224
Private securities - Corporate bonds	37,554,734	19,509,778
BCRA notes	37,098,912	—
BCRA Internal Bills - USD	—	151,937,663
BCRA Liquidity Bills	—	131,713,790
Financial assets pledged as collateral – USD (2)	—	13,334,419
TOTAL	2,461,681,262	1,833,311,004
(1)Set up as collateral to operate with Rosario Futures Exchange (ROFEX), Bolsas y Mercados Argentinos SA (BYMA) and Mercado Abierto Electrónico S.A (MAE) on foreign currency forward transactions and futures contracts. The trust fund consists of government securities in pesos adjusted by CER with maturity 2025 and 2026 (T2X5, TX26 and TZXD5). As of December 31, 2023, it was composed of T2X4, T2X5 and TX26.
(2)Financial assets pledged as collateral are composed of dollars in cash, Treasury Bonds (TV24D) and Private securities - Corporate bonds (LTP4, PQCOO y PCRH) as collateral for activities related to the transactions on MAE and BYMA.
Debt exchange - March/June, 2023
In March 2023, the Bank participated in a voluntary debt exchange under section 11, Decree No. 331/2022 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Securities Delivered
Description	Nominal values
Argentine Treasury Bill in pesos at discount. Maturity April 28, 2023 (LEDES S28A3)	19,027,714,460
Argentine Treasury Bill in pesos adjusted by CER at discount. Maturity May 19, 2023 (LECER X19Y3)	7,000,000,000
Argentine Treasury Bill in pesos at discount. Maturity May 31, 2023 (LEDES S31Y3)	6,840,800,244
Argentine Treasury Bill in pesos at discount. Maturity June 30, 2023 (LEDES S30J3)	5,532,343,136

Securities Received
Description	Nominal values
Argentine Treasury Bond in pesos adjusted by CER 3.75%. Maturity April 14, 2024 (T3X4P)	13,237,176,685
Argentine Treasury Bond in pesos adjusted by CER 4%. Maturity October 14, 2024 (T4X4P)	17,649,568,913
Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity February 14, 2025 (T2X5P)	13,237,176,685

In June 2023, the Bank participated in a voluntary debt swap under section 11, Presidential Decree No. 331/2022 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Securities Delivered
Description	Nominal values
Argentine Treasury Bill in pesos adjusted by CER at discount. Maturity June 16, 2023 (LECER X16J3)	2,159,998,000
Argentine Treasuty Bill in pesos adjusted by CER at discount. Maturity July 18, 2023 (LECER X18L3)	35,863,500,000
Argentine Treasury Bonds in pesos adjusted by CER 1.45%. Maturity August 13, 2023 (T2X3)	3,622,490,577

Securities Received
Description	Nominal values
Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity December 13, 2024 (T5X4P)	71,442,000,014
In addition, the Bank purchased put options from the BCRA. These options grant the Bank an opportunity to sell (put option) the underlying asset at a price determined by the BCRA applicable regulations. In these transactions, options may be exercised up to the day prior to the maturity date of the underlying asset. On July 18, 2024, the Bank undertook the bidding process for terminating the liquidity options related to government securities issued by the BCRA and existing in the Bank’s portfolio (Communications “B” 12,847 and “A” 7,546). As a result of such process, put options for a face value of 546,974,473,392 were delivered.
Debt exchange - August, 2024
In August 2024, the Bank participated in a voluntary debt exchange under section 11, Decree No. 331/2022 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Securities Delivered
Description	Nominal values
Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity February 14, 2025 (T2X5P)	4,730,000,000
Argentine Treasury Bond in pesos adjusted by CER 4%. Maturity October 14, 2024 (T4X4P)	14,420,000,000

Securities Received
Description	Nominal values
Argentine Treasury Bills Capitalizable in Pesos. Maturity March 31, 2025 (LT S31M5P)	21,939,229,119
Argentine Treasury Bonds in Pesos adjusted by CER. Maturity December 15, 2025 (BOND TZXD5P)	56,422,237,648

Debt exchange - January, 2025

In January 2025, the Bank participated in a voluntary debt exchange under section 2, Decree No. 846/2024 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Securities Delivered
Description	Nominal values
Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity February 14, 2025 (BOND T2X5P)	13,857,176,685
Argentine Treasury Bills Capitalizable in Pesos. Maturity May 30, 2025 (LT S30Y5P)	26,690,835,200
Argentine Treasury Bills Capitalizable in Pesos. Maturity July 18, 2025 (LT S18J5P)	50,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity July 30, 2025 (LT S30J5P)	25,112,610,000
Argentine Treasury Bonds in Pesos adjusted by CER. Maturity June 30, 2025 (BOND TZX25P)	3,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity August 29, 2025 (LT S29G5P)	25,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity July 31, 2025 (LT S31L5P)	175,850,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity September 12, 2025 (LT S12S5P)	25,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity September 30, 2025 (LT S30S5P)	50,000,000,000
Argentine Treasury Bonds Capitalizable in Pesos. Maturity October 17, 2025 (BOND T17O5P)	100,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity May 16, 2025 (LT S16Y5P)	19,387,383,700

Securities Received
Description	Nominal values
Argentine Treasury Bills Capitalizable in Pesos. Maturity November 10, 2025 (LT S10N5P)	91,130,891,038
Argentine Treasury Bonds in Pesos Dual Rate. Maturity March 16, 2026 (TTM26P)	163,702,463,045
Argentine Treasury Bonds in Pesos Dual Rate. Maturity June 30, 2026 (TTJ26P)	163,702,463,045
Argentine Treasury Bonds in Pesos Dual Rate. Maturity September 15, 2026 (TTS26P)	163,702,463,045
Argentine Treasury Bonds in Pesos Dual Rate. Maturity December 15, 2026 (TTD26P)	163,702,463,038

Debt exchange - February, 2025

In February 2025, the Bank participated in a voluntary debt exchange under section 2, Decree No. 846/2024 issued by the Ministry of Economy. The securities delivered or received under such swap were as follows:

Securities Delivered
Description	Nominal values
Argentine Treasury Bills Capitalizable in Pesos. Maturity March 31, 2025 (LT S31M5P)	42,927,187,195

Securities Received
Description	Nominal values
Argentine Treasury Bills Capitalizable in Pesos. Maturity November 10, 2025 (LT S10N5P)	64,312,653,526

Summary of Equity Instruments

	December 31, 2024	December 31, 2023
Compensadora Electrónica S.A.	2,436,994	1,941,974
Mercado Abierto Electrónico S.A.	1,011,785	1,114,544
Banco Latinoamericano de Exportaciones S.A.	735,975	880,780
Seguro de Depósitos S.A.	268,270	314,132
Others	49,549	71,147
TOTAL	4,502,573	4,322,577